Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial assets [Line Items]
Total	R$ 270,121	R$ 204,648
Cost [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	48,533	34,302
Cost and fair value of financial assets held for trading by maturity, non-current	221,243	169,884
Total	269,776	204,186
Cost [Member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	2,671	3,356
Cost [Member] | Current [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	45,862	30,946
Cost [Member] | 1-5 years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	168,301	117,748
Cost [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	44,025	42,135
Cost [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	8,917	10,001
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	48,411	34,206
Cost and fair value of financial assets held for trading by maturity, non-current	221,710	170,442
Total	270,121	204,648
Fair value [Member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	4,703	3,206
Fair value [Member] | Current [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	43,708	31,000
Fair value [Member] | 1-5 years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	168,558	118,050
Fair value [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	44,246	42,284
Fair value [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 8,906	R$ 10,108